FINANCIAL INSTRUMENTS (Details) - Cash Flow Hedging $ in Millions	12 Months Ended
Dec. 29, 2018 USD ($)
Financial Instruments
Maximum length of time hedged in cash flow hedge	36 months
Commodity contracts
Financial Instruments
Notional amount	$ 3.2
Foreign exchange contracts
Financial Instruments
Notional amount	$ 1,330.0